Summary of Significant Accounting Policies - Additional Information (Details)		12 Months Ended
	Jan. 12, 2021 businessAcquired	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2020 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Consideration transferred in acquisition		$ 100,000,000
Delinquent period in which recognition of income on loans is suspended		90 days
Minimum period of delinquency reported on receivables past due date		30 days
Advertising expense		$ 121,000,000	$ 167,000,000	$ 170,000,000
Foreign currency transaction loss		11,000,000	155,000,000	450,000,000
Net loss realized on foreign currency		57,000,000	80,000,000	199,000,000
CNH paid interest		667,000,000	762,000,000	807,000,000
Loss on repurchase of Notes		0	27,000,000	22,000,000
CNH paid taxes		159,000,000	208,000,000	355,000,000
Gain (loss) at the time of securitization		0
Impairment of goodwill and other intangible assets		0	0
Investments in unconsolidated subsidiaries and affiliates		529,000,000	631,000,000
Deferred tax assets		1,451,000,000	1,134,000,000
Decrease in retained earnings		(3,279,000,000)	(3,808,000,000)
Other non-cash items		570,000,000	209,000,000	158,000,000
Tangible and intangible asset writedowns		259,000,000
Writedowns of buyback commitments		162,000,000
Writedowns of financial assets		152,000,000
Investments at fair value through profit and loss		392,000,000	0
Nikola Corporation
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Gain on remeasurement		$ 134,000,000
Subsequent Event
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of businesses acquired | businessAcquired	4
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit loss					$ 26,000,000
Investments in unconsolidated subsidiaries and affiliates					17,000,000
Deferred tax assets					7,000,000
Decrease in retained earnings					$ 36,000,000
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Intangible asset useful life		5 years
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Intangible asset useful life		25 years
Case New Holland Industrial Inc. (formerly Case New Holland Inc.) | 7.875% Notes
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loss on repurchase of Notes		$ 0	27,000,000	22,000,000
Argentina
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Foreign currency transaction loss		$ 56,000,000	$ 71,000,000	$ 159,000,000